Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule the components of income before income taxes
The components of income before income taxes are
as
follows:

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$

Hong Kong S.A.R.	37,211	35,825	27,832
The PRC, excluding Hong Kong S.A.R.	143	1,685	3,734
The U.S.	7,158	9,346	6,502
Others	763	(9,131)	(6,904)

Total	45,275	37,725	31,164

Schedule of income tax provision
For the years ended December 31, 2020, 2021 and 2022, the details of income tax expense are set forth below:

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
Current
— The U.S.	1,263	2,172	2,706
— The PRC, excluding Hong Kong S.A.R.	5,665	5,750	3,886
— Others	274	415	417

Total current tax expense	7,202	8,337	7,009

Deferred
— The U.S.	638	170	186
— The PRC, excluding Hong Kong S.A.R.	(20)	(39)	(3)

Total deferred tax expense	618	131	183

Income tax expense	7,820	8,468	7,192

Schedule of effective income tax rate reconciliation
The actual income tax expense reported in the consolidated statements of comprehensive income for each of the years ended December 31, 2020, 2021 and 2022 differs from the amount computed by applying the PRC income tax rate of
25% to profit before income taxes
due
to the following:

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
Computed expected income tax expenses at the PRC tax rate of 25%	11,319	9,431	7,791
Tax rate differential for non-PRC entities	(2,928)	(134)	(1,387)
Preferential tax rate	(31)	(44)	(509)
Net operating loss carryforwards expired	6	933	12
Change in unrecognized tax benefits	38	232	254
Non-deductible expenses	4	2	2
Non-taxable offshore profit in Hong Kong S.A.R*	(6,140)	(6,148)	(4,593)
Special tax adjustment in the PRC**	5,582	5,589	3,263
Others	24	(435)	777
Change in valuation allowance on deferred tax assets	(54)	(958)	1,582

Total	7,820	8,468	7,192

*
On the basis that the operations of GigaCloud Technology (HongKong) Limited (“Giga HK”) that gave rise to the profits derived by Giga HK were entirely undertaken outside of Hong Kong S.A.R, the corresponding profits are treated as offshore sourced and not subject to Hong Kong S.A.R. profits tax.

**	As the profits derived by Giga HK were attributed to the PRC, Gigacloud Suzhou recognized Giga HK offshore sourced profits as taxable income of Gigacloud Suzhou.

Schedule of deferred tax assets and liabilities
b) Deferred tax assets and deferred tax liabilities

	December 31,
	2021	2022
	US$	US$
Net operating losses carryforwards	1,204	2,786
Inventories under the uniform capitalization (UNICAP) rules	808	744
Inventory write-down	619	672
Accrued expenses and other current liabilities	305	308
Operating lease liabilities, current and non-current	—	33,494
Others	134	157

Less: valuation allowance	(1,204)	(2,786)

Total deferred tax assets, net	1,866	35,375

Tax impact of full expensing of qualified property and equipment	(2,080)	(2,370)
Finance leases	—	(80)
Operating lease right-of-use assets	—	(33,322)

Total gross deferred income tax liabilities	(2,080)	(35,772)

Net deferred liabilities	(214)	(397)

Schedule of net deferred liabilities
The deferred taxes noted above are classified as follows in the Group’s consolidated balance sheets:

	Year ended December 31,
	2021	2022
	US$	US$
Deferred tax assets	72	75
Deferred tax liabilities	(286)	(472)

Net deferred liabilities	(214)	(397)

Schedule of changes in valuation allowance
Changes in valuation allowance are as follows:

	Year ended December 31,
	2021	2022
	US$	US$
Balance at the beginning of the year	2,162	1,204
Additions	322	1,643
Decrease	(1,280)	(61)

Balance at the end of the year	1,204	2,786

Schedule of reconciliation of unrecognized tax benefits from continuing operations
A reconciliation of unrecognized tax benefits from continuing operations is as follows:

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
Unrecognized tax benefits, beginning of year	763	801	1,033
Increases	38	232	254
Reclassified from prior-year income tax payable	—	—	1,607

Unrecognized tax benefits, end of year	801	1,033	2,894